UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, LLC
           --------------------------------------------------
Address:   280 Park Ave
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:

                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ilan Mandel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 508-7032
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Ilan Mandel          New York, New York   August 19, 2003
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                               -------------

Form 13F Information Table Entry Total:               82
                                               -------------

Form 13F Information Table Value Total:          378,133
                                               -------------
                                                (thousands)

13F for 6/30/03
Scout Capital Management


SYMBOL   DESCRIPTION                     CUSIP       SHR/FACE           VALUE

XJT      EXPRESSJET HOLDINGS INC CL A     30218U108    325,000  $  4,907,500.00
JBLU     JETBLUE AWYS CORP COM            477143101    120,000  $  5,037,600.00
UTIW     UTI WORLDWIDE INC ORD            G87210103    235,000  $  7,249,750.00
CHRW     C H ROBINSON WORLDWIDE INC COM   12541W100    100,000  $  3,544,000.00
EXBD     CORPORATE EXECUTIVE BRD CO COM   21988R102    100,000  $  4,082,000.00
IRM      IRON MTN INC PA COM              462846106     85,000  $  3,152,650.00
LSTR     LANDSTAR SYS INC                 515098101     40,000  $  2,502,400.00
ANF      ABERCROMBIE & FITCH CO CL A        2896207    200,000  $  5,682,000.00
ARO      AEROPOSTALE COM                    7865108    350,000  $  7,518,000.00
ASCA     AMERISTAR CASINOS INC COM        03070Q101    250,000  $  5,334,750.00
UOPX     APOLLO GROUP INC COM UNV PHOENX   37604204     60,000  $  3,017,400.00
AGY      ARGOSY GAMING CO COM              40228108    325,000  $  6,795,750.00
KMX      CARMAX INC COM                   143130102    275,000  $  8,291,250.00
CAKE     CHEESECAKE FACTORY INC COM       163072101    125,000  $  4,480,000.00
CC       CIRCUIT CITY STORE INC COM       172737108    250,000  $  2,200,000.00
DKS      DICKS SPORTING GOODS INC COM     253393102    200,000  $  7,336,000.00
FL       FOOT LOCKER INC COM              344849104    225,000  $  2,981,250.00
HAR      HARMAN INTL INDS INC             413086109     50,000  $  3,957,000.00
JILL     J JILL GROUP INC COM             466189107    175,000  $  2,933,000.00
JJZ      JACUZZI BRANDS INC COM           469865109    325,000  $  1,719,250.00
JOSB     JOS A BANK CLOTHIERS INC COM     480838101    100,000  $  3,354,000.00
KMRT     KMART HLDG CORPORATION COM       498780105    125,000  $  3,373,750.00
MCD      MCDONALDS CORP COM               580135101    350,000  $  7,721,000.00
MHK      MOHAWK INDS INC COM              608190104    155,000  $  8,607,150.00
NTES     NETEASE COM INC SPONSORED ADR    64110W102     90,000  $  3,282,300.00
OSTK     OVERSTOCK COM INC DEL COM        690370101    475,000  $  6,916,000.00
PNRA     PANERA BREAD CO CL A             69840W108     30,000  $  1,200,000.00
RRGB     RED ROBIN GOURMET BURGERS IN COM 75689M101    250,000  $  4,742,500.00
WRNC     WARNACO GROUP INC CL A NEW       934390402    600,000  $  8,058,000.00
SINA     SINA CORP ORD                    G81477104    125,000  $  2,531,375.00
KZL      KERZNER INTERNATIONAL LTD SHS    P6065Y107    120,000  $  3,865,200.00
CAG      CONAGRA FOODS INC PUT            205887102    200,000  $  4,720,000.00
BBX      BANKATLANTIC BANCORP CL A         65908501    100,000  $  1,189,000.00
BER      BERKELEY W R CORP COM             84423102     69,700  $  3,673,190.00
BRO      BROWN & BROWN INC COM            115236101    129,000  $  4,192,500.00
CCBI     COMMERCIAL CAP BANCORP INC COM   20162L105    130,000  $  2,013,700.00
QCFCJN   COUNTRYWIDE FINANCIAL CORP COM   222372104        490  $    245,000.00
QFREJK   FEDERAL HOME LN MTG CORP         313400301      2,000  $    400,000.00
FNFG     FIRST NIAGARA FINL GP INC COM    33582V108    372,846  $  5,190,016.32
SFI      ISTAR FINL INC COM               45031U101    222,500  $  8,121,250.00
IMH      IMPAC MTG HLDGS INC              45254P102    217,200  $  3,625,068.00
IDC      INTERACTIVE DATA CORP COM        45840J107    182,200  $  3,079,180.00
IPMT     IPAYMENT INC COM                 46262E105     80,000  $  1,907,200.00
NFB      NORTHFORK BANCORPORATION NY COM  659424105    230,000  $  7,833,800.00
PRGX     PRG-SCHULTZ INTERNATIONAL COM    69357C107    370,000  $  2,186,700.00
PFS      PROVIDENT FINL SVCS INC COM      74386T105    300,000  $  5,715,000.00
PVN      PROVIDIAN FINL CORP COM          74406A102    250,000  $  2,315,000.00
UNM      UNUMPROVIDENT CORP COM           91529Y106    392,500  $  5,263,425.00
RE       EVEREST RE GROUP LTD COM         G3223R108     40,000  $  3,060,000.00
MRH      MONTPELIER RE HOLDINGS LTD SHS   G62185106    120,000  $  3,792,000.00
PTP      PLATINUM UNDERWRITERS            G7127P100     62,700  $  1,701,678.00
WSH      WILLIS GROUP HOLDINGS LTD        G96655108    137,900  $  4,240,425.00
DVA      DAVITA INC CL A                  23918K108    180,000  $  4,820,400.00
FSH      FISHER SCIENTIFIC INTL INC
           COM NEW                        338032204    430,000  $ 15,007,000.00
GHVI     GENESIS HEALTH VENTURE INC N COM 37183F107     75,100  $  1,322,511.00
GTIV     GENTIVA HEALTH SERVICES INC COM  37247A102     85,000  $    769,250.00
LH       LABORATORY CORP AMER HLDGS
           COM NEW                        50540R409    175,000  $  5,276,250.00
PTR      PETROCHINA CO LTD SPONSORED ADR  71646E100    200,000  $  6,040,000.00
ENR      ENERGIZER HLDGS INC COM          29266R108    250,000  $  7,850,000.00
AMT      AMERICAN TOWER CORP CL A         029912AF9  3,500,000  $  3,014,375.01
ARB      ARBITRON INC COM                 03875Q108    225,000  $  8,032,500.00
CVC      CABLEVISION SYS CORP
           CL A NY CA BLVS                12686C109    275,000  $  5,709,000.00
CBBPRB   CINCINNATI BELL INC NEW
           PFD CV DEP1/20                 171871403     63,600  $  2,598,060.00
EXPE     EXPEDIA INC CL A                 302125109    130,000  $  9,898,200.00
FOX      FOX ENTMT GROUP INC CL A         35138T107    160,000  $  4,604,800.00
IDT      IDT CORP CL B                    448947309    135,000  $  2,376,000.00
LAMR     LAMAR ADVERTISING CO CL A        512815101     80,000  $  2,840,000.00
NIHD     NII HLDGS INC CL B NEW           62913F201    135,000  $  5,150,250.00
NTLI     NTL INC DEL COM                  62940M104    300,000  $ 10,326,000.00
RHD      R H DONNELLEY CORP COM NEW       74955W307    250,000  $  9,117,500.00
UCOMA    UNITEDGLOBALCOM CL A             913247508    325,000  $  1,657,500.00
GG       GOLDCORP INC NEW COM             380956409    500,000  $  6,000,000.00
NEM      NEWMONT MINING CORP COM          651639106     75,000  $  2,434,500.00
SGMS     SCIENTIFIC GAMES CORP CL A       80874P109    400,000  $  3,740,000.00
WMB      WILLIAMS COS INC DEL             969457100    450,000  $  3,555,000.00
DBD      DIEBOLD INC COM                  253651103    149,669  $  6,473,184.25
MWI      MOORE WALLACE INC COM            615857109    600,000  $  8,808,000.00
SPW      SPX CORP COM                     784635104    170,000  $  7,490,200.00
TYC      TYCO INTL LTD NEW                902124106    450,000  $  8,541,000.00
MSFT     MICROSOFT CORP COM               594918104    375,000  $  9,615,000.00
MYK      MYKROLIS CORP COM                62852P103    250,000  $  2,537,500.00
SWKS     SKYWORKS SOLUTIONS INC COM       83088M102    250,000  $  1,692,500.00
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                                                                 $378,133,437.58